Hartford Multi-Asset Income Fund Investment Strategy - Hartford Multi-Asset Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing across a broad range of asset classes. Under normal circumstances, Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, targets an allocation between 30% and 50% of the Fund’s net assets in equity and equity related investments and 50% to 70% of the Fund’s net assets in fixed income and fixed income related investments and cash instruments. Allocation decisions within these bands will be made at the discretion of Wellington Management and will be based on its judgment of the market cycle, market risks, volatility, trends and valuations within each asset category and expected yield and total returns of each asset category. To implement their investment ideas, the portfolio managers may allocate a portion of the Fund’s assets to active strategies managed by specialized investment teams at Wellington Management that invest the allocated assets in accordance with the Fund’s investment strategy. The Fund may trade securities actively. Wellington Management uses both fundamental and quantitative risk management tools to identify the investment opportunities and construct the portfolio.The equity portion of the Fund may invest in various types of equity securities, but typically invests in common stocks and equity-linked notes. The Fund may invest in equity securities of issuers with any market capitalization. The fixed income portion of the Fund may invest in various types of fixed income instruments including, but not limited to, U.S. Treasury bills, notes, and bonds; rated and unrated loan and debt obligations of corporations, including non-investment grade securities (also known as “junk bonds”) and loans and other debt obligations of corporations in default or bankruptcy; non-U.S. government and corporate securities, including emerging markets debt; convertible bonds; securitized debt (agency and non-agency), including securities acquired or sold in the TBA market; currencies; and hybrid high yield instruments, including zero coupon bonds, and units or other securities with hybrid equity characteristics. The Fund may invest in fixed income securities of any maturity or duration. The Fund may invest in foreign securities and other instruments, including investments in issuers located in emerging markets. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including interest rate, credit, index, equity and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; options, including buying and selling puts and calls; and other derivative instruments for risk management purposes and otherwise in pursuit of the Fund’s investment objective. In seeking the Fund’s investment objective, Wellington Management seeks income exposure from various sources, such as income-oriented equity securities, equity-linked notes, and fixed income securities.